May 7, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:      KraneShares Trust (File Nos. 333–132380 and 811–21864)

            Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, KraneShares Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 2 (“PEA No. 2”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 2 is to introduce the KraneShares CSI China Internet ETF, KraneShares CSI China Government Bond ETF, and KraneShares CSI China Consumer ETF as new series of the Trust.

If you have any questions regarding these materials, please do not hesitate to contact Abigail Bertumen at (202) 373-6095 or Christopher Menconi at (202) 373-6173.

Sincerely,

/s/ Laura E. Flores

Laura E. Flores